The Company	12 Months Ended
Dec. 31, 2022
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The Company
Note 1. The Company
Cellectis S.A, a limited liability company (“société anonyme”) registered and domiciled at 8 rue de la Croix de Jarry 75013 Paris, France, is the ultimate parent of the Group (hereinafter “Cellectis” or “we”).
We are a clinical stage biotechnological company, employing our core proprietary technologies to develop products based on gene-editing with a portfolio of allogeneic Chimeric Antigen Receptor T-cells (“UCART”) product candidates in the field of immuno-oncology and gene-edited hematopoietic stem and progenitor cells (“HSPC”) product candidates in other therapeutic indications.
Our UCART product candidates, based on gene-edited T-cells that express Chimeric Antigen Receptors (“CARs”), seek to harness the power of the immune system to target and eradicate cancers. We believe that CAR-based immunotherapy is one of the most promising areas of cancer research, representing a new paradigm for cancer treatment. We are designing next-generation immunotherapies that are based on gene-edited CAR T-cells. Our gene-editing technologies allow us to create allogeneic CAR T-cells, meaning they are derived from healthy donors rather than the patients themselves. We believe that the allogeneic production of CAR T-cells will allow us to develop cost-effective, “off-the-shelf” products that are capable of being stored and distributed worldwide. Our gene-editing expertise also enables us to develop product candidates that feature additional safety and efficacy attributes, including control properties designed to prevent them from attacking healthy tissues, to enable them to tolerate standard oncology treatments, and to equip them to resist mechanisms that inhibit immune-system activity.
Together with our focus on immuno-oncology, we are using, through our .HEAL platform, our gene-editing technologies to develop HSPC product candidates in genetic diseases.
As of December 31, 2022, Cellectis S.A. also owns 49.1%

of the outstanding shares of common stock of Calyxt, Inc., through which our Plants segment is carried out. Calyxt is a plant-based synthetic biology company that leverages its proprietary PlantSpring™ technology platform to engineer plant metabolism to produce innovative, high-value materials and products for use in helping customers meet their sustainability targets and financial goals. The production of Calyxt’s plant-based chemistries occurs in its proprietary BioFactory production system.
Cellectis S.A., Cellectis, Inc., Cellectis Biologics Inc. and Calyxt, Inc. (or “Calyxt”) are sometimes referred to as a consolidated group of companies as the “Group”.